Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Sep. 25, 2017 day $ / shares	Aug. 11, 2014 USD ($)	Jun. 30, 2016 MaintenanceAndSafety	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Jun. 29, 2016 $ / shares	Dec. 31, 2015 $ / shares	Jan. 31, 2014 shares
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001		$ 0.001
Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 0.01
Common stock, par value (in dollars per share) | $ / shares	$ 4.00
Trading period | day	10
Warrant term	7 years
Logitel Offshore Holdings | Cancellation Potential | Newbuildings
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety			2
Teekay Offshore | Logitel Offshore Holdings
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired		100.00%
Aggregate purchase price, cash | $		$ 4.0
Potential additional cash amount for purchase price | $		$ 27.6
Tanker Investments Ltd. | Stock Purchase Warrants | Maximum
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares								1,500,000
Stock Purchase Warrants | Teekay Corporation | Brookfield
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares				14,500,000
Series D Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares				1,755,000
Warrant term				7 years
Series D Warrant | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock purchase warrants | $				$ 1.3
Series D Warrant | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate				74.90%
Series B | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 4.55			$ 4.55		$ 6.05
Brookfield Transaction | Stock Purchase Warrants | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock purchase warrants | $				$ 29.4